Pension Plans (Details) - Schedule of plan associated expenses - Other post-employment benefit plans [Member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2019
Pension Plans (Details) - Schedule of plan associated expenses [Line Items]
Current period service expenses	$ 356	$ (873)	$ 1,026
Interest cost
Expected yield from plan’s assets	211	(640)	(385)
Extraordinary allocations
Actuarial (gain)/ losses recorded in the period
Past service cost
Other
Total	$ 567	$ (1,513)	$ 641